Audit Information	12 Months Ended
Sep. 30, 2025
Auditor [Table]
Auditor Name	Edward Associate CPA PLLC
Auditor Firm ID	7280
Auditor Location	Syosset, New York
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the consolidated balance sheet of Creative Global Technology Holdings Limited and subsidiaries (the “Company”) as of September 30, 2025, and the related consolidated statements of income and comprehensive income, changes in shareholders’ equity, and cash flows for the year then ended, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of September 30, 2025, and the results of its operations and its cash flows for the year then ended, in conformity with accounting principles generally accepted in the United States of America.